Subsequent Events	6 Months Ended	12 Months Ended
	Nov. 30, 2023	May 31, 2023
Subsequent Events
Subsequent Events

Note 9. Subsequent Events

Issuance of Short-term Notes

In December 2023, the Company entered into securities purchase agreements pursuant to which the Company issued Short-term Notes with a six-month term to accredited investors in the aggregate principal amount of approximately $0.8 million through a placement agent. The Company also issued warrants to purchase approximately 0.8 million shares of common stock with a five-year term and an exercise price of $0.35 as part of the debt issuance. The Company also issued warrants to purchase approximately 0.4 million shares of common stock to the placement agent with a ten-year term. The exercise price for the warrants issued to the placement agent was determined to be $0.35 per share, based on the intraday VWAP of the Company’s stock on December 7, 2023. The net proceeds of approximately $0.7 million reflect issuance costs of approximately $0.1 million.

The principal and accrued interest on the Short-term Notes were converted into units based on a price of $0.14 per unit, which represented 80% of the unit pricing in the offering described above. Units for a total of approximately 7.2 million shares of common stock and additional fully exercisable warrants to purchase a total of approximately 7.2 million shares of common stock at a price of $0.35 per share were issued to the investors in connection with the conversion.

Private placement of common stock and warrants through placement agent

In December 2023, the Company commenced a private placement of units consisting of common stock and warrants to accredited investors through a placement agent. Each unit sold included a fixed combination of one share of common stock and one warrant to purchase one share of common stock. Each unit has a purchase price of $0.17, which was equal to 90% of the closing price of the common stock on December 29, 2023. During December 2023, the Company sold a total of approximately 10.3 million units for a total of approximately $1.5 million of proceeds, net of issuance costs. The Company classified the securities issued in the private placement through the placement agent as a liability until the final issuance date. As part of the offering, the Company will issue approximately 10.3 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.35 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $0.2 million, equal to 13% of the gross proceeds of the offering, as well as a one-time fee for expenses of $5.0 thousand, and will issue a total of approximately 1.5 million warrants with an exercise price of $0.17 per share and a ten-year term, representing 15% of the total number of common stock sold in the offering, to the placement agent and its designees.

Induced note conversions

During December 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into exchange agreements, pursuant to which a portion of the April 2, 2021 Note was partitioned into new notes with an aggregate principal amount of approximately $1.3 million, which were exchanged concurrently with the issuance of approximately 8.3 million shares of common stock.

Stock option cancellations and issuances

On January 3, 2024, the Board’s Compensation Committee approved the grant of nonqualified stock options to purchase a total of 10,750,779 shares of common stock under the EIP with an exercise price of $0.21 per share. The grants covered a total of (i) 4,000,000 options granted to the Company’s five directors; (ii) 2,980,222 options granted to two of the Company’s executive officers; and (iii) 3,770,557 options granted to non-executive employees of the Company. The Compensation Committee also approved the cancellation of a total of 4,060,779 outstanding options with exercise prices ranging from $0.41 to $5.57 per share held by executive officers and non-executive employees, with an equal number of options with the same vesting schedules and expiration dates as the cancelled options issued as replacement options as part of the January 3, 2024 option grants. The remaining 6,690,000 options have a ten-year term, with the options granted to directors vesting through May 31, 2024, and those granted to officers and employees vesting through May 31, 2027.

Note 13. Subsequent Events

Issuance and Amendment of Placement Agent Notes

In June 2023, the Company entered into a securities purchase agreements pursuant to which the Company issued Placement Agent Notes with an 18-month term to accredited investors in the aggregate principal amount of approximately $1.3 million through a placement agent. The Company also issued warrants to purchase approximately 1.3 million shares of common stock with a three-year term and an exercise price of $0.50 as part of the debt issuance. The Company also issued warrants to purchase approximately 0.4 million shares of common stock to the placement agent with a ten-year term. The exercise price for the warrants issued to the placement agent was determined to be $0.26 per share, based on the intraday volume weighted average price of the Company’s stock on June 23, 2023. The net proceeds of approximately $1.2 million reflect issuance costs of approximately $0.1 million.

Amendment to Placement Agent Notes

During June 2023, an amendment was entered into with the investors of the Placement Agent Notes, which stated that the principal amount and interest on the secured promissory notes would be converted to equity on the first close of the subsequent private placement of common stock and warrants through a placement agent. The units purchased have the same terms of the offering except for the exercise price of the warrants which would be set at $0.306 per share as opposed to $0.50 per share.

Private placement of common stock and warrants through placement agent

In July 2023, the Company commenced a private placement of units consisting of common stock and warrants to accredited investors through a placement agent. Each unit sold included a fixed combination of one share of common stock and one warrant to purchase one share of common stock. Each unit has a purchase price of $0.20, which was equal to 90% of the closing price of the common stock on July 31, 2023. During July and August 2023, the Company sold a total of approximately 14.7 million units for a total of approximately $2.6 million of proceeds, net of issuance costs and converted approximately $2.3 million principal and interest of the Placement Agent Notes to approximately 11.5 million units. The Company classified the securities issued in the private placement through placement agent as equity. As part of the offering, the Company will issue approximately 14.7 million warrants to investors, with each such warrant having a five-year term and an exercise price of $0.50 per share. The Company will also issue 11.5 million warrants to holders of the Placement Agent Notes having a five-year term and an exercise price of $0.306 per share. The warrants were immediately exercisable. In connection with the above, the Company paid the placement agent a total cash fee of approximately $0.4 million, equal to 12% of the gross proceeds of the offering, as well as a one-time fee for expenses of $5.0 thousand, and will issue a total of approximately 2.2 million warrants with an exercise price of $0.20 per share and a ten-year term, representing 15% of the total number of common stock sold in the offering, to the placement agent and its designees.

Induced Note conversions

During July and August 2023, in satisfaction of redemptions, the Company and the April 2, 2021 Noteholder entered into exchange agreements, pursuant to which a portion of the April 2, 2021 Note was partitioned into new notes with an aggregate principal amount of $1.5 million, which were exchanged concurrently with the issuance of approximately 8.7 million shares of common stock.

Form 12b-25

On August 30, 2023, the Company filed Form 12b-25 due to the Company’s inability to file timely, without unreasonable effort and expense, its Annual Report on Form 10-K for the fiscal year ended May 31, 2023, because additional time was required before issuing the Company’s financial statements for the fiscal year ended May 31, 2023, to evaluate the implications of an Order released by the Public Company Accounting Oversight Board (the “PCAOB”) on August 29, 2023, shortly before the Company’s filing deadline. The Company was subsequently able to determine that there was no substantive effect on the Company’s financial statements, including its fiscal year end 2023 financials.